UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (14,691)	$ (3,604,854)
Adjustments to reconcile net loss to cash used in operating activities:
Change in fair value of derivative warrant liabilities		2,484,250
Offering costs associated with derivative liabilities		502,450
Income from investments held in Trust Account		(6,739)
Changes in operating assets and liabilities:
Due from related party		(23,462)
Prepaid expenses	14,691	(350,375)
Accounts payable		53,620
Due to related party		380
Accrued expenses		379,605
Net cash used in operating activities	0	(565,125)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Proceeds from note payable to related party		275,000
Repayment of note payable to related party		(275,000)
Proceeds received from initial public offering, gross		345,000,000
Proceeds received from private placement		8,900,000
Offering costs paid		(7,103,588)
Net cash provided by financing activities		346,796,412
Net change in cash		1,231,287
Cash - beginning of the period
Cash - end of the period		1,231,287
Supplemental disclosure of noncash financing activities:
Deferred offering costs included in accrued expenses	33,000	302,000
Deferred underwriting commissions		12,075,000
Initial value of Class A ordinary shares subject to possible redemption		316,110,220
Change in value of Class A ordinary shares subject to possible redemption		$ (3,021,660)
Prepaid expenses paid by Sponsor in exchange for issuance of common stock	$ 25,000